Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent events

In November and December of 2016, the Company issued an aggregate of 27,053,635 shares of common stock for total proceeds of $35,082 to Tangiers Investment Group, LLC under the Investment Agreement.

In November and December of 2016, the Company issued an aggregate of 23,088,500 units to investors for aggregate proceeds of $46,177, including $34,000 which was received prior to October 31, 2016.  Each unit consists of one share of the Company’s common stock and one-half warrant to purchase one-half equivalent share each of the Company’s common stock. The warrants have an exercise price of 40% above the share price, calculated using the average 4 day look-back period from the date of deposit of investment funds, with a floor of $0.002, and have a three year term.

In November and December of 2016, a total of $34,844 of the November 2015 Note was converted into 34,039,836 shares of the Company’s common stock at conversion prices ranging from $0.00098 to $0.00107.

On December 14, 2016, the Company entered into a convertible promissory note (the “December 2016 Note”) for $110,000, which includes a 10% original issue discount (“OID”) on any consideration paid. Initial consideration of $30,000 was received under the December 2016 Note resulting in an initial principal sum due of $33,000, which included a $3,000 OID. The December 2016 Note bears interest at 12% and matures one year from the effective date of each payment, with each payment convertible by the holder after 180 days at a price equal to 62.5% of the average volume weighted average prices of the Company’s common stock during the 5 trading days prior to the conversion date.

On December 22, 2016, the Company issued 5,000,000 units to an accredited investor for total proceeds of $10,000. Each unit consists of one share of the Company’s common stock and one-half warrant to purchase one-half equivalent share each of the Company’s common stock. The warrants have an exercise price of 40% above the share price, calculated using the average 4-day look-back period from the date of deposit of investment funds, with a floor of $0.002, and have a three year term.

NOTE 16 – Subsequent events

In February and March, 2016, an aggregate of $62,160 of the August 2013 Note was converted into 46,526,995 shares of the Company’s common stock.

In February 2016, we issued 2,631,579 units to an investor for total proceeds of $5,000. Each unit consists of one share of our common stock and one warrant to purchase one share of our common stock at a price of $0.0027 per share.

We filed a registration statement on Form S-1 with the SEC on January 21, 2016 and Amendment No. 1 thereto on February 24, 2016, for registration of 350,000,000 shares of the Company’s common stock under the Investment Agreement dated June 20, 2015 with Tangiers Investment Group, LLC. The registration statement, as amended, was declared effective by the SEC on March 15, 2016.

On March 10, 2016, we received proceeds of $50,000 under the November 2015 Note.

On March 29, 2016, we issued 3,588,452 shares of common stock for proceeds of $9,077 under the Investment Agreement.

On April 13, 2016, we issued 6,343,677 shares of common stock for net proceeds of $10,879 under the Investment Agreement.

On April 29, 2016, we issued 4,524,285 shares of common stock for proceeds of $7,702 under the Investment Agreement